Trade receivables	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Trade receivables
19.	Trade receivables

	December 31,
	2021	2020
	£000s	£000s
Trade receivables	331	29,306

The 2020 receivable balance relates to the upfront payment from AstraZeneca.

The Directors consider that the carrying amount of trade receivables approximates to their fair value.

No interest is charged on outstanding receivables. There were no overdue trade receivables balances.

The Group has applied an expected credit loss model to the balance and determined that £nil (2020: £nil) provision is required.